Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers
Schedule of geographic information on revenue

The group derives revenue from services over time in the following major product line and geographical region. Revenue is attributed to country by location of customers.

	2023	2022
	USD	USD
Malaysia
Managed services	15,929,773	13,603,949